Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Long-Term Debt
Debt

Long-term debt consisted of the following (amounts in thousands):

	March 31, 2019	December 31, 2018
9.125% Senior Notes due April 1, 2020 with an effective interest rate of 9.1%	$585,000	$585,000
Ascent Intercompany Loan due October 1, 2020 with an effective rate of 12.5%	—	12,000
Term loan, matures September 30, 2022, LIBOR plus 5.50%, subject to a LIBOR floor of 1.00%, with an effective rate of 8.3%	1,072,500	1,075,250
$295 million revolving credit facility, matures September 30, 2021, LIBOR plus 4.00%, subject to a LIBOR floor of 1.00%, with an effective rate of 5.7%	181,400	144,200
	1,838,900	1,816,450
Less current portion of long-term debt	(1,838,900)	(1,816,450)
Long-term debt	$—	$—

Senior Notes

The Senior Notes total $585,000,000 in principal, mature on April 1, 2020 and bear interest at 9.125% per annum.  Interest payments are due semi-annually on April 1 and October 1 of each year. Ascent Capital has not guaranteed any of the Company's obligations under the Senior Notes.

In connection with management’s negotiations with its creditors, the Company did not make its Senior Notes interest payment of $26,691,000 due on April 1, 2019. The indenture governing the Senior Notes provides for a 30-day cure period on past due interest payments, which has expired, resulting in the Senior Notes Default. As such, the outstanding debt of the Senior Notes as of March 31, 2019 has been classified as Current portion of long-term debt in the condensed consolidated balance sheets. See note 2, Going Concern for further information.

The Senior Notes are guaranteed by all of the Company's existing domestic subsidiaries. See note 12, Consolidating Guarantor Financial Information for further information.

Ascent Intercompany Loan

On February 29, 2016, the Company retired the existing intercompany loan with an outstanding principal amount of $100,000,000 and executed and delivered a Promissory Note to Ascent Capital in a principal amount of $12,000,000 (the "Ascent Intercompany Loan"), with the $88,000,000 remaining principal being treated as a capital contribution.  The entire principal amount under the Ascent Intercompany Loan is due on October 1, 2020.  The Company may prepay any portion of the balance of the Ascent Intercompany Loan at any time from time to time without fee, premium or penalty (subject to certain financial covenants associated with the Company’s other indebtedness).  Any unpaid balance of the Ascent Intercompany Loan bears interest at a rate equal to 12.5% per annum, payable semi-annually in cash in arrears on January 12 and July 12 of each year.  Borrowings under the Ascent Intercompany Loan constitute unsecured obligations of the Company and are not guaranteed by any of the Company’s subsidiaries.

In January 2019, the Company repaid $9,750,000 of the Ascent Intercompany Loan and $2,250,000 was contributed to our stated capital.

Credit Facility

On September 30, 2016, the Company entered into an amendment ("Amendment No. 6") with the lenders of its existing senior secured credit agreement dated March 23, 2012, and as amended and restated on April 9, 2015, February 17, 2015, August 16, 2013, March 25, 2013, and November 7, 2012 (the "Existing Credit Agreement"). Amendment No. 6 provided for, among other things, the issuance of a $1,100,000,000 senior secured term loan at a 1.5% discount and a new $295,000,000 super priority revolver (the Existing Credit Agreement together with Amendment No. 6, the "Credit Facility").

As of March 31, 2019, the Credit Facility term loan has a principal amount of $1,072,500,000, maturing on September 30, 2022. The term loan requires quarterly interest payments and quarterly principal payments of $2,750,000. The term loan bears interest at LIBOR plus 5.5%, subject to a LIBOR floor of 1.0%. The Credit Facility revolver has a principal amount outstanding of $181,400,000 and an aggregate of $1,000,000 under two standby letters of credit issued as of March 31, 2019, maturing on September 30, 2021. The Credit Facility revolver typically bears interest at LIBOR plus 4.0%, subject to a LIBOR floor of 1.0%. There is a commitment fee of 0.5% on unused portions of the Credit Facility revolver. As discussed in note 2, Going Concern, we obtained the Credit Facility Waiver, which expired May 10, 2019, with respect to, among other things the Going Concern Default and the Senior Notes Default, subject to certain terms and conditions. The Credit Facility Waiver, among other things, allowed us to continue to borrow under the revolving credit facility under the Credit Facility for up to $195,000,000 at an alternate base rate plus 3.0%. We are seeking to amend and extend the Credit Facility Waiver including a waiver with respect to the Financial Covenant Default. However, there can be no assurance that we will receive such a waiver and therefore, there can be no assurance that we will have availability of additional borrowings under the Credit Facility revolver. See note 2, Going Concern for further information.

The maturity date for each of the term loan and the revolving credit facility under the Credit Facility is subject to a springing maturity 181 days prior to the scheduled maturity date of the Senior Notes, or October 3, 2019, if we are unable to refinance the Senior Notes by that date. Furthermore, we were not in compliance with certain financial covenants under the Credit Facility as of March 31, 2019. See note 2, Going Concern for further information.

Given the factors discussed above, the outstanding debt of the Credit Facility term loan and the Credit Facility revolver as of March 31, 2019 continues to be classified as Current portion of long-term debt in the condensed consolidated balance sheets.

The Credit Facility is secured by a pledge of all of the outstanding stock of the Company and all of its existing subsidiaries and is guaranteed by all of the Company’s existing domestic subsidiaries.  Ascent Capital has not guaranteed any of the Company’s obligations under the Credit Facility.

In order to reduce the financial risk related to changes in interest rates associated with the floating rate term loan under the Credit Facility term loan, the Company has entered into interest rate swap agreements with terms similar to the Credit Facility term loan (all outstanding interest rate swap agreements are collectively referred to as the “Swaps”). Prior to December of 2018, all of the Swaps were designated as effective hedges of the Company's variable rate debt and qualified for hedge accounting. However, in December of 2018, given the potential for changes in the Company's future expected interest payments that the Swap hedged, all of the Swaps no longer qualified as a cash flow hedge and were de-designated as such. As a result of these interest rate swaps, the Company's effective weighted average interest rate (excluding the impacts of non-cash amortization of deferred debt costs and discounts) on the borrowings under the Credit Facility term loan was 8.04% as of March 31, 2019. In April of 2019, subsequent to March 31, 2019, all of the outstanding Swaps were settled and terminated with their respective counterparties. See note 6, Derivatives, for further disclosures related to the settlement of these derivative instruments.
As of March 31, 2019, principal payments scheduled to be made on the Company’s debt obligations, assuming certain accelerated maturities due to potential events of default and subsequent transactions, are as follows (amounts in thousands):

Remainder of 2019	$1,838,900
2020	—
2021	—
2022	—
2023	—
2024	—
Thereafter	—
Total principal payments	1,838,900
Less:
Unamortized deferred debt costs and discounts	—
Total debt on condensed consolidated balance sheet	$1,838,900

Long-Term Debt

Long-term debt consisted of the following (amounts in thousands):

	December 31, 2018	December 31, 2017
9.125% Senior Notes due April 1, 2020 with an effective rate of 9.5%	$585,000	$580,026
Promissory Note to Ascent Capital due October 1, 2020 with an effective rate of 12.5%	12,000	12,000
Term loan, matures September 30, 2022, LIBOR plus 5.50%, subject to a LIBOR floor of 1.00%, with an effective rate of 8.3%	1,075,250	1,059,598
$295 million revolving credit facility, matures September 30, 2021, LIBOR plus 4.00%, subject to a LIBOR floor of 1.00%, with an effective rate of 4.8%	144,200	66,673
	1,816,450	1,718,297
Less current portion of long-term debt	(1,816,450)	(11,000)
Long-term debt	$—	$1,707,297

Senior Notes

The Senior Notes total $585,000,000 in principal, mature on April 1, 2020, and bear interest at 9.125% per annum.  Interest payments are due semi-annually on April 1 and October 1 of each year. Ascent Capital has not guaranteed any of the Company's obligations under the Senior Notes.

Potential Credit Facility covenant breaches in 2019, which may include the acceleration of the maturity of the Credit Facility term loan and the Credit Facility revolver (as described below), would be an event of default under the Senior Notes. If an event of default occurs and is continuing, the holders of the Senior Notes could declare the aggregate principal amount of the Senior Notes and any accrued interest on the Senior Notes to be due and payable immediately. As such, the outstanding debt of the Senior Notes as of December 31, 2018 has been classified as Current portion of long-term debt in the consolidated balance sheets.

Included in the amortization of deferred financing costs related to the Senior Notes for the year ended December 31, 2018 is accelerated amortization of $2,870,000, which was accelerated as the Company was not able to obtain a permanent waiver of the Going Concern Default under the Credit Facility as of the issuance date of these consolidated financial statements.

The Senior Notes are guaranteed by all of the Company's existing domestic subsidiaries.  See note 18, Consolidating Guarantor Financial Information for further information.

Ascent Intercompany Loan

On February 29, 2016, the Company retired the existing intercompany loan with an outstanding principal amount of $100,000,000 and executed and delivered a Promissory Note to Ascent Capital in a principal amount of $12,000,000 (the "Ascent Intercompany Loan"), with the $88,000,000 remaining principal being treated as a capital contribution. The entire principal amount under the Ascent Intercompany Loan is due on October 1, 2020. The Company may prepay any portion of the balance of the Ascent Intercompany Loan at any time from time to time without fee, premium or penalty (subject to certain financial covenants associated with the Company’s other indebtedness). Any unpaid balance of the Ascent Intercompany Loan bears interest at a rate equal to 12.5% per annum, payable semi-annually in cash in arrears on January 12 and July 12 of each year. Borrowings under the Ascent Intercompany Loan constitute unsecured obligations of the Company and are not guaranteed by any of the Company’s subsidiaries.

In January 2019, the Company subsequently repaid $9,750,000 of the Ascent Intercompany Loan and $2,250,000 was contributed to our stated capital and, as such, the outstanding principal balance has been classified as Current portion of long-term debt in the consolidated balance sheets.

Credit Facility

On September 30, 2016, the Company entered into an amendment ("Amendment No. 6") with the lenders of its existing senior secured credit agreement dated March 23, 2012, and as amended and restated on April 9, 2015, February 17, 2015, August 16, 2013, March 25, 2013, and November 7, 2012 (the "Existing Credit Agreement"). Amendment No. 6 provided for, among other things, the issuance of a $1,100,000,000 senior secured term loan at a 1.5% discount and a new $295,000,000 super priority revolver (the Existing Credit Agreement together with Amendment No. 6, the "Credit Facility").

As of December 31, 2018, the Credit Facility term loan has a principal amount of $1,075,250,000 maturing on September 30, 2022. The term loan requires quarterly interest payments and quarterly principal payments of $2,750,000. The term loan bears interest at LIBOR plus 5.5%, subject to a LIBOR floor of 1.0%. The Credit Facility revolver has a principal amount outstanding of $144,200,000 and a $600,000 standby letter of credit issued as of December 31, 2018, maturing on September 30, 2021. The Credit Facility revolver bears interest at LIBOR plus 4.0%, subject to a LIBOR floor of 1.0%. There is a commitment fee of 0.5% on unused portions of the Credit Facility revolver. As of December 31, 2018, subject to the recently obtained waiver by Credit Facility revolving lenders, $50,200,000 is available for borrowing under the Credit Facility revolver.

The maturity date for each of the term loan and the revolving credit facility under the Credit Facility is subject to a springing maturity 181 days prior to the scheduled maturity date of the Senior Notes, or October 3, 2019 (the "Springing Maturity"), if the Company is unable to refinance the Senior Notes by that date.

The springing maturity date occurs less then twelve months from the balance sheet date of these consolidated financial statements and the Company has not refinanced the Senior Notes as of the issuance date of these consolidated financial statements. As such, the outstanding debt of the Credit Facility term loan and the Credit Facility revolver as of December 31, 2018 has been classified as Current portion of long-term debt in the consolidated balance sheets.

Included in the amortization of deferred financing costs and debt discount related to the Credit Facility for the year ended December 31, 2018 is accelerated amortization of $23,215,000, which was accelerated as the Company was not able to obtain a permanent waiver of the Going Concern Default under the Credit Facility as of the issuance date of these consolidated financial statements.

The Credit Facility is secured by a pledge of all of the outstanding stock of the Company and all of its existing subsidiaries and is guaranteed by all of the Company's existing domestic subsidiaries. Ascent Capital has not guaranteed any of the Company's obligations under the Credit Facility.

In order to reduce the financial risk related to changes in interest rates associated with the floating rate term loan under the Credit Facility term loan, the Company has entered into interest rate swap agreements with terms similar to the Credit Facility term loan (all outstanding interest rate swap agreements are collectively referred to as the "Swaps"). The Swaps have been designated as effective hedges of the Company's variable rate debt and qualify for hedge accounting. As a result of these interest rate swaps, the Company's effective weighted average interest rate (excluding the impacts of non-cash amortization of deferred debt costs and discounts) on the borrowings under the Credit Facility term loan was 8.08% as of December 31, 2018. See note 10, Derivatives, for further disclosures related to these derivative instruments.

The terms of the Senior Notes and the Credit Facility provide for certain financial and nonfinancial covenants.  Excluding consideration of the Going Concern Default, as of December 31, 2018, the Company was in compliance with all required covenants under these financing arrangements. See note 2, Going Concern, for further disclosures related to the Going Concern Default.

As of December 31, 2018, principal payments scheduled to be made on the Company's debt obligations, assuming certain accelerated maturities due to potential events of default and subsequent transactions, are as follows (amounts in thousands):

2019	$1,816,450
2020	—
2021	—
2022	—
2023	—
Thereafter	—
Total principal payments	1,816,450
Less:
Unamortized discounts, premium and deferred debt costs, net	—
Total debt on consolidated balance sheet	$1,816,450